Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes Payable

14. Taxes Payable

The following is a summary of taxes payable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
VAT payable	34,523	31,509
Withholding individual income taxes for employees	8,037	5,014
Enterprise income taxes payable	17,996	6,200
Others	1,306	738
Total	61,862	43,461